Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Central Index Key	0000754510
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Blue Chip Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund Class K
Trading Symbol	FBGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also helping our relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor by far was an overweight in Nvidia (+150%). The stock was the fund's biggest holding. A second notable relative contributor was an underweight in Apple (+14%). The company was among the fund's biggest holdings. Another notable relative contributor was a non-benchmark stake in Abercrombie & Fitch (+273%).
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary, especially within the consumer durables & apparel industry. Stock picks in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was an underweight in Broadcom (+82%). This was a position we established this period. The second-largest relative detractor was an overweight in Marvell Technology (+3%). The stock was one of our largest holdings. An overweight in Lululemon Athletica (-31%) also hurt.
•Notable changes in positioning include lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $11,984 $11,688 $14,566 $18,256 $19,935 $27,822 $40,573 $31,330 $39,021 $51,059 Russell 1000® Growth Index $10,000 $11,608 $12,113 $14,299 $17,566 $19,467 $25,275 $34,546 $30,426 $35,692 $45,306 Russell 1000® Index $10,000 $11,124 $11,661 $13,521 $15,710 $16,967 $19,009 $26,226 $24,424 $27,587 $33,519 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 30.85% 20.70% 17.71% Russell 1000® Growth Index 26.94% 18.41% 16.31% Russell 1000® Index 21.50% 14.59% 12.86% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,240,592,776
Holdings Count | shares	397
Advisory Fees Paid, Amount	$ 229,406,657
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$65,240,592,776
Number of Holdings	397
Total Advisory Fee	$229,406,657
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.3 Consumer Discretionary 19.5 Communication Services 15.6 Health Care 7.7 Industrials 4.6 Financials 3.6 Energy 1.5 Consumer Staples 1.1 Materials 0.8 Real Estate 0.3 Utilities 0.0 Common Stocks 98.6 Preferred Stocks 1.4 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 China 2.0 India 1.1 Taiwan 0.7 Denmark 0.6 Canada 0.4 France 0.2 Netherlands 0.2 Switzerland 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.5 Apple Inc 11.2 Amazon.com Inc 8.5 Microsoft Corp 8.4 Alphabet Inc Class A 6.5 Meta Platforms Inc Class A 4.7 Marvell Technology Inc 2.8 Eli Lilly & Co 2.5 Netflix Inc 2.1 Snap Inc Class A 1.6 61.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class I
Trading Symbol	FCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+227%) was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were overweight holdings in health care and energy. Picks in communication services also detracted from our relative result.
•The largest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $12,485 $12,158 $14,746 $18,989 $20,162 $21,915 $31,682 $25,212 $27,703 $33,576 Russell 2000® Growth Index $10,000 $12,007 $11,371 $13,390 $16,458 $16,258 $17,233 $24,299 $18,666 $20,828 $23,493 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.20% 10.74% 12.88% Russell 2000® Growth Index 12.80% 7.64% 8.92% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,579,269
Holdings Count | shares	290
Advisory Fees Paid, Amount	$ 51,167,416
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,489,579,269
Number of Holdings	290
Total Advisory Fee	$51,167,416
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.3 Industrials 21.9 Information Technology 19.6 Consumer Discretionary 12.9 Financials 6.6 Materials 5.2 Energy 4.7 Consumer Staples 2.6 Real Estate 1.4 Communication Services 1.1 Utilities 0.1 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Israel 2.8 Canada 1.0 United Kingdom 1.0 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Carpenter Technology Corp 1.0 Installed Building Products Inc 1.0 TD SYNNEX Corp 0.9 Brinker International Inc 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth & Income Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio
Trading Symbol	FGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an underweight in information technology, where an underweight in semiconductors & semiconductor equipment hurt most. Stock picking and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result, as did security selection in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Nvidia (+150%). This period we increased our position in Nvidia. The stock was one of our biggest holdings. The second-largest relative detractor was an overweight in Boeing (-22%). The company was among the fund's biggest holdings. Another notable relative detractor was our non-benchmark stake in First Quantum Minerals (-58%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Picks in health care, especially within the health care equipment & services industry, also boosted relative performance. Also contributing to our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+88%). The company was among the fund's biggest holdings. The second-largest relative contributor this period was avoiding Tesla, a benchmark component that returned -13%. An overweight in Wells Fargo (+30%) also contributed. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Growth & Income Portfolio $10,000 $10,823 $10,918 $12,826 $14,578 $14,908 $15,097 $21,289 $21,345 $24,497 $29,498 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth & Income Portfolio 20.41% 14.62% 11.42% S&P 500® Index 22.15% 15.00% 13.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,757,029,257
Holdings Count | shares	185
Advisory Fees Paid, Amount	$ 44,965,159
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,757,029,257
Number of Holdings	185
Total Advisory Fee	$44,965,159
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 18.5 Industrials 16.3 Health Care 12.1 Energy 9.9 Consumer Staples 5.9 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.4 Materials 1.2 Common Stocks 98.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 90.9 Canada 1.6 Germany 1.3 United Kingdom 1.2 Netherlands 0.9 Belgium 0.8 France 0.6 Zambia 0.6 China 0.5 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.2 Exxon Mobil Corp 7.1 Wells Fargo & Co 5.6 General Electric Co 5.1 NVIDIA Corp 4.2 Apple Inc 3.0 Bank of America Corp 2.8 UnitedHealth Group Inc 2.1 Boeing Co 1.9 Visa Inc Class A 1.8 41.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth K6 Fund
Class Name	Fidelity® Blue Chip Growth K6 Fund
Trading Symbol	FBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within information technology. Stock picks in industrials and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor by far was an overweight in Nvidia (+150%), the fund's biggest holding. An overweight in Meta Platforms (+49%) and an underweight in Apple (+14%), two of the fund's biggest holdings, also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry, also hampered the fund's result, as did picks in consumer staples, especially within the consumer staples distribution & retail industry.
•The largest individual relative detractor was an overweight in Marvell Technology (+3%), one of the fund's biggest holdings. It also hurt to underweight in Broadcom (+82%), an investment we established this period, and to hold a non-benchmark stake in ON Semiconductor (-28%).
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® Blue Chip Growth K6 Fund $10,000 $10,320 $12,807 $13,764 $19,483 $28,499 $22,052 $27,686 Russell 1000® Growth Index $10,000 $10,255 $12,597 $13,961 $18,126 $24,774 $21,819 $25,596 Russell 1000® Index $10,000 $10,258 $11,918 $12,872 $14,421 $19,896 $18,529 $20,928 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Blue Chip Growth K6 Fund 29.54% 21.11% 19.44% Russell 1000® Growth Index 26.94% 18.41% 17.81% Russell 1000® Index 21.50% 14.59% 13.86% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,453,476,056
Holdings Count | shares	385
Advisory Fees Paid, Amount	$ 56,871,896
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$15,453,476,056
Number of Holdings	385
Total Advisory Fee	$56,871,896
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Consumer Discretionary 17.0 Communication Services 15.2 Health Care 8.4 Industrials 5.1 Financials 3.9 Consumer Staples 2.3 Energy 1.3 Materials 0.7 Real Estate 0.3 Utilities 0.0 Common Stocks 92.7 Preferred Stocks 0.9 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.4 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 China 1.8 Taiwan 0.9 India 0.8 Denmark 0.6 Canada 0.4 Netherlands 0.3 Singapore 0.2 France 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.7 Apple Inc 5.9 Alphabet Inc Class A 5.6 Amazon.com Inc 5.2 Meta Platforms Inc Class A 5.0 Microsoft Corp 5.0 Eli Lilly & Co 2.8 Marvell Technology Inc 2.4 Netflix Inc 2.2 Snap Inc Class A 1.7 49.5
Fidelity Leveraged Company Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund Class K
Trading Symbol	FLCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained about 151% and was the top individual relative contributor. The company was the fund's biggest holding at period end. The second-largest relative contributor was an overweight in Vistra (+187%). The company was among our biggest holdings. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+49%), the fund's top holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Also hurting our result were an overweight in communication services, primarily within the media & entertainment industry, and an underweight in industrials.
•The largest individual relative detractor was an overweight in ON Semiconductor (-27%). The company was among the biggest holdings. A non-benchmark stake in Tesla returned about -31% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was an overweight in Boyd Gaming (-10%), which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,326 $9,589 $11,276 $12,518 $12,773 $13,204 $20,731 $18,498 $20,739 $25,290 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 21.95% 14.64% 9.72% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,667,917,613
Holdings Count | shares	102
Advisory Fees Paid, Amount	$ 13,687,002
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,667,917,613
Number of Holdings	102
Total Advisory Fee	$13,687,002
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.4 Industrials 16.9 Consumer Discretionary 15.5 Financials 15.4 Utilities 6.8 Communication Services 6.7 Materials 4.7 Energy 4.2 Consumer Staples 2.3 Health Care 1.6 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 93.6 China 2.9 United Kingdom 1.0 Taiwan 1.0 Netherlands 0.7 Canada 0.6 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.8 Arthur J Gallagher & Co 4.0 Meta Platforms Inc Class A 3.8 Microsoft Corp 3.0 Apollo Global Management Inc 3.0 Vistra Corp 2.8 Constellation Energy Corp 2.4 Parker-Hannifin Corp 2.1 Cheniere Energy Inc 2.1 ON Semiconductor Corp 1.9 29.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective July 26, 2024, the fund's investment objective became a fundamental policy.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Objectives [Text Block]	Effective July 26, 2024, the fund's investment objective became a fundamental policy.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity OTC Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio
Trading Symbol	FOCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by industrials, where our picks among capital goods stocks helped the most. Security selection in consumer discretionary and information technology also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Tesla (-13%), followed by a non-benchmark stake in Taiwan Semiconductor Manufacturing (+69%). The latter was among the fund's largest holdings. Out-of-benchmark exposure to Vertiv Holdings (+210%) was another plus.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. An overweight in energy and comparatively light exposure to the market-leading information technology sector hurt as well.
•The biggest individual relative detractor was an underweight in Broadcom (+82%). This was a stake we established this period. A larger-than-benchmark holding in Lululemon Athletica (-32%) further pressured relative performance, as did an outsized position in Marvell Technology (+3%), one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® OTC Portfolio $10,000 $12,134 $12,581 $16,100 $20,018 $21,304 $28,930 $41,050 $32,719 $39,796 $50,666 Nasdaq Composite Index® $10,000 $11,871 $12,099 $15,053 $18,384 $19,807 $26,301 $36,171 $30,762 $35,935 $44,425 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® OTC Portfolio 27.31% 18.92% 17.62% Nasdaq Composite Index® 23.62% 17.53% 16.08% S&P 500® Index 22.15% 15.00% 13.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,575,892,319
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 180,091,338
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$30,575,892,319
Number of Holdings	160
Total Advisory Fee	$180,091,338
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.0 Communication Services 19.2 Consumer Discretionary 12.3 Health Care 7.4 Consumer Staples 3.1 Financials 2.4 Industrials 2.2 Energy 1.6 Utilities 0.7 Real Estate 0.2 Materials 0.1 Common Stocks 93.5 Preferred Stocks 0.7 Bonds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 5.5 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Taiwan 1.5 Netherlands 1.3 Korea (South) 0.8 China 0.7 United Kingdom 0.6 France 0.4 Brazil 0.3 Ireland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 13.4 Microsoft Corp 10.1 Amazon.com Inc 8.4 NVIDIA Corp 8.1 Alphabet Inc Class A 6.6 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 2.9 Marvell Technology Inc 2.3 Netflix Inc 2.1 Regeneron Pharmaceuticals Inc 1.7 60.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund
Trading Symbol	FDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology. Stock picks in industrials and utilities also boosted the fund's relative performance, as did positioning in consumer discretionary.
•The fund's non-benchmark stake in Vertiv Holdings (201%) was the top individual relative contributor. We reduced our holding in the stock by period end. Other notable relative contributors included overweight positions in Vistra (+186%) and Nvidia (+150%). We trimmed our stake in Vistra but increased it in Nvidia, and the latter was the fund's largest holding at the end of the fiscal year.
•In contrast, the biggest detractors from performance versus the benchmark were: positioning in communication services, particularly within the media & entertainment industry; an underweight in information technology; and overweights in energy and utilities.
•The largest individual relative detractor was our overweight stake in Boeing (-20%), which was among the fund's largest holdings this period. Untimely positioning in Meta Platforms (+50%) and avoiding Amazon.com (+40%) also hurt. We increased our stakes in Boeing and Meta Platforms during the period.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Dividend Growth Fund $10,000 $10,954 $10,982 $12,416 $14,104 $14,863 $13,935 $19,846 $19,284 $21,094 $26,929 Morningstar® US Dividend Growth Index℠ $10,000 $11,027 $12,066 $13,943 $16,218 $17,883 $18,603 $25,107 $25,107 $27,124 $31,506 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Dividend Growth Fund 27.66% 12.62% 10.41% Morningstar® US Dividend Growth Index℠ 16.15% 11.99% 12.16% S&P 500® Index 22.15% 15.00% 13.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,979,890,820
Holdings Count | shares	131
Advisory Fees Paid, Amount	$ 40,966,988
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,979,890,820
Number of Holdings	131
Total Advisory Fee	$40,966,988
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.4 Financials 13.1 Energy 11.1 Communication Services 8.5 Health Care 8.0 Utilities 6.3 Consumer Staples 3.4 Materials 2.5 Consumer Discretionary 1.7 Real Estate 1.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 86.1 Canada 4.0 United Kingdom 2.1 Korea (South) 1.3 India 1.0 Taiwan 1.0 Norway 0.8 Netherlands 0.7 Mexico 0.5 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.4 Microsoft Corp 5.9 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 3.1 Broadcom Inc 2.9 Allison Transmission Holdings Inc 2.4 QUALCOMM Inc 2.2 Alphabet Inc Class A 2.0 Apollo Global Management Inc 2.0 Comcast Corp Class A 1.9 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth & Income Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio Class K
Trading Symbol	FGIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an underweight in information technology, where an underweight in semiconductors & semiconductor equipment hurt most. Stock picking and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result, as did security selection in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Nvidia (+150%). This period we increased our position in Nvidia. The stock was one of our biggest holdings. The second-largest relative detractor was an overweight in Boeing (-22%). The company was among the fund's biggest holdings. Another notable relative detractor was our non-benchmark stake in First Quantum Minerals (-58%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Picks in health care, especially within the health care equipment & services industry, also boosted relative performance. Also contributing to our result was an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+88%). The company was among the fund's biggest holdings. The second-largest relative contributor this period was avoiding Tesla, a benchmark component that returned -13%. An overweight in Wells Fargo (+30%) also contributed. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,834 $10,947 $12,874 $14,648 $14,992 $15,200 $21,455 $21,526 $24,733 $29,808 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 20.52% 14.73% 11.54% S&P 500® Index 22.15% 15.00% 13.15% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,757,029,257
Holdings Count | shares	185
Advisory Fees Paid, Amount	$ 44,965,159
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,757,029,257
Number of Holdings	185
Total Advisory Fee	$44,965,159
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 18.5 Industrials 16.3 Health Care 12.1 Energy 9.9 Consumer Staples 5.9 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.4 Materials 1.2 Common Stocks 98.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 90.9 Canada 1.6 Germany 1.3 United Kingdom 1.2 Netherlands 0.9 Belgium 0.8 France 0.6 Zambia 0.6 China 0.5 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.2 Exxon Mobil Corp 7.1 Wells Fargo & Co 5.6 General Electric Co 5.1 NVIDIA Corp 4.2 Apple Inc 3.0 Bank of America Corp 2.8 UnitedHealth Group Inc 2.1 Boeing Co 1.9 Visa Inc Class A 1.8 41.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Leveraged Company Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund
Trading Symbol	FLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained about 151% and was the top individual relative contributor. The company was the fund's biggest holding at period end. The second-largest relative contributor was an overweight in Vistra (+187%). The company was among our biggest holdings. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+49%), the fund's top holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Also hurting our result were an overweight in communication services, primarily within the media & entertainment industry, and an underweight in industrials.
•The largest individual relative detractor was an overweight in ON Semiconductor (-27%). The company was among the biggest holdings. A non-benchmark stake in Tesla returned about -31% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was an overweight in Boyd Gaming (-10%), which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Leveraged Company Stock Fund $10,000 $10,312 $9,566 $11,236 $12,461 $12,702 $13,114 $20,568 $18,336 $20,538 $25,024 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,817 $9,034 $10,656 $11,441 $10,745 $10,547 $15,059 $14,240 $15,468 $18,193 Russell Midcap® Index $10,000 $11,069 $11,554 $13,060 $14,817 $15,811 $16,134 $23,004 $20,743 $22,558 $25,645 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Leveraged Company Stock Fund 21.84% 14.52% 9.61% Fidelity U.S. Leveraged Stock Linked Index℠ 17.62% 11.11% 6.17% Russell Midcap® Index 13.69% 10.16% 9.88% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,667,917,613
Holdings Count | shares	102
Advisory Fees Paid, Amount	$ 13,687,002
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,667,917,613
Number of Holdings	102
Total Advisory Fee	$13,687,002
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.4 Industrials 16.9 Consumer Discretionary 15.5 Financials 15.4 Utilities 6.8 Communication Services 6.7 Materials 4.7 Energy 4.2 Consumer Staples 2.3 Health Care 1.6 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 93.6 China 2.9 United Kingdom 1.0 Taiwan 1.0 Netherlands 0.7 Canada 0.6 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.8 Arthur J Gallagher & Co 4.0 Meta Platforms Inc Class A 3.8 Microsoft Corp 3.0 Apollo Global Management Inc 3.0 Vistra Corp 2.8 Constellation Energy Corp 2.4 Parker-Hannifin Corp 2.1 Cheniere Energy Inc 2.1 ON Semiconductor Corp 1.9 29.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective July 26, 2024, the fund's investment objective became a fundamental policy.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Objectives [Text Block]	Effective July 26, 2024, the fund's investment objective became a fundamental policy.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity® Real Estate Income Fund
Trading Symbol	FRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among preferred stocks and collateralized mortgage obligations stood out as helping relative performance. Asset allocation modestly contributed this period, especially among preferred stocks, while a stake in cash of roughly 7%, on average, also helped.
•The largest individual relative contributor was a common stock position in Welltower (+39%), an owner of senior-housing properties.
•In contrast, detractors included the fund's underweight in real estate bonds and security selection among real estate common stocks.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•Notable changes in positioning include increased exposure to investment-grade real estate bonds and reductions in high-yield real estate bonds, cash and preferred stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Real Estate Income Fund $10,000 $10,484 $11,668 $12,321 $12,617 $13,938 $13,020 $16,519 $15,766 $15,384 $16,891 Fidelity Real Estate Income Composite Index℠ $10,000 $10,669 $11,896 $12,161 $12,343 $13,577 $13,629 $15,721 $14,457 $13,774 $14,991 ICE® BofA® US High Yield Constrained Index $10,000 $10,017 $10,513 $11,695 $11,987 $12,818 $13,202 $14,621 $13,490 $14,051 $15,603 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 Bloomberg U.S. Universal Bond Index $10,000 $10,253 $10,875 $10,939 $10,877 $11,766 $12,878 $12,926 $11,690 $11,410 $12,062 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Income Fund 9.79% 3.92% 5.38% Fidelity Real Estate Income Composite Index℠ 8.84% 2.00% 4.13% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.55% S&P 500® Index 22.15% 15.00% 13.15% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.89% Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,786,766,888
Holdings Count | shares	519
Advisory Fees Paid, Amount	$ 25,368,688
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,786,766,888
Number of Holdings	519
Total Advisory Fee	$25,368,688
Portfolio Turnover	24%

Holdings [Text Block]	AAA 4.7 AA 1.7 A 3.7 BBB 17.0 BB 10.9 B 5.2 CCC,CC,C 1.8 Not Rated 12.2 Equities 38.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.4 Common Stocks 23.8 CMOs and Other Mortgage Related Securities 22.6 Preferred Stocks 14.4 Bank Loan Obligations 2.4 Asset-Backed Securities 1.7 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.7 American Tower Corp 2.5 Crown Castle Inc 2.0 Equity LifeStyle Properties Inc 1.9 Prologis Inc 1.6 Welltower Inc 1.5 Equinix Inc 1.4 American Homes 4 Rent LP 1.4 Crown Castle Inc 1.3 Sun Communities Operating LP 1.3 17.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class I
Trading Symbol	FCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by the information technology sector, especially technology hardware & equipment firms. Solid picks and an underweight in real estate also boosted relative performance. Investment choices in energy helped as well.
•A stake in XPO gained about 82% and was the top individual relative contributor, though the company was not held at period end. Our position in TechnipFMC gained approximately 61% and was another plus. This period we decreased our exposure to the stock. Another notable relative contributor was Insight Enterprises (+54%), one of our largest holdings. All of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Subpar picks in health care and utilities also hurt.
•The largest individual relative detractor was an outsized stake in O-I Glass (-52%), a stock that was not held at period end. An overweight in Brookfield Infrastructure (-13%), one of the fund's largest holdings this period, proved detrimental as well. Larger-than-benchmark exposure to Owens & Minor (-15%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $11,217 $11,700 $13,450 $14,921 $14,230 $12,405 $21,282 $21,022 $22,586 $26,273 Russell 2000® Value Index $10,000 $10,430 $11,013 $13,129 $15,016 $13,858 $11,653 $19,076 $18,167 $18,883 $21,845 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 16.32% 13.05% 10.14% Russell 2000® Value Index 15.68% 9.53% 8.13% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,128,532,088
Holdings Count | shares	105
Advisory Fees Paid, Amount	$ 41,899,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,128,532,088
Number of Holdings	105
Total Advisory Fee	$41,899,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 16.2 Information Technology 9.5 Energy 9.3 Real Estate 8.9 Health Care 7.9 Consumer Discretionary 7.7 Materials 4.6 Consumer Staples 3.8 Utilities 2.3 Communication Services 1.4 Common Stocks 97.3 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.4 Canada 4.4 Bermuda 1.3 United Kingdom 0.7 Japan 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 2.6 Graphic Packaging Holding CO 2.5 Insight Enterprises Inc 2.5 Brookfield Infrastructure Corp Class A (United States) 2.3 Beacon Roofing Supply Inc 2.2 Old Republic International Corp 2.0 Primerica Inc 2.0 AMN Healthcare Services Inc 1.9 US Foods Holding Corp 1.9 Lumentum Holdings Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class Z
Trading Symbol	FIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+227%) was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were overweight holdings in health care and energy. Picks in communication services also detracted from our relative result.
•The largest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,178 $14,422 $15,329 $16,688 $24,156 $19,246 $21,183 Russell 2000® Growth Index $10,000 $10,915 $13,415 $13,252 $14,047 $19,807 $15,216 $16,978 Russell 3000® Index $10,000 $10,891 $12,676 $13,570 $15,053 $20,883 $19,347 $21,795 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.37% 10.90% 13.42% Russell 2000® Growth Index 12.80% 7.64% 9.05% Russell 3000® Index 21.07% 14.23% 13.81% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,579,269
Holdings Count | shares	290
Advisory Fees Paid, Amount	$ 51,167,416
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,489,579,269
Number of Holdings	290
Total Advisory Fee	$51,167,416
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.3 Industrials 21.9 Information Technology 19.6 Consumer Discretionary 12.9 Financials 6.6 Materials 5.2 Energy 4.7 Consumer Staples 2.6 Real Estate 1.4 Communication Services 1.1 Utilities 0.1 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Israel 2.8 Canada 1.0 United Kingdom 1.0 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Carpenter Technology Corp 1.0 Installed Building Products Inc 1.0 TD SYNNEX Corp 0.9 Brinker International Inc 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class Z
Trading Symbol	FIKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among preferred stocks and collateralized mortgage obligations stood out as helping relative performance. Asset allocation modestly contributed this period, especially among preferred stocks, while a stake in cash of roughly 7%, on average, also helped.
•The largest individual relative contributor was a common stock position in Welltower (+39%), an owner of senior-housing properties.
•In contrast, detractors included the fund's underweight in real estate bonds and security selection among real estate common stocks.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•Notable changes in positioning include increased exposure to investment-grade real estate bonds and reductions in high-yield real estate bonds, cash and preferred stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,000 $10,285 $13,077 $12,496 $12,201 $13,420 Fidelity Real Estate Income Composite Index℠ $10,000 $11,092 $11,135 $12,844 $11,811 $11,253 $12,248 ICE® BofA® US High Yield Constrained Index $10,000 $10,531 $10,846 $12,012 $11,083 $11,544 $12,818 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,803 Bloomberg U.S. Universal Bond Index $10,000 $10,807 $11,829 $11,872 $10,737 $10,480 $11,079 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.99% 4.06% 5.17% Fidelity Real Estate Income Composite Index℠ 8.84% 2.00% 3.54% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.35% S&P 500® Index 22.15% 15.00% 13.42% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.77% A From October 2, 2018 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,786,766,888
Holdings Count | shares	519
Advisory Fees Paid, Amount	$ 25,368,688
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,786,766,888
Number of Holdings	519
Total Advisory Fee	$25,368,688
Portfolio Turnover	24%

Holdings [Text Block]	AAA 4.7 AA 1.7 A 3.7 BBB 17.0 BB 10.9 B 5.2 CCC,CC,C 1.8 Not Rated 12.2 Equities 38.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.4 Common Stocks 23.8 CMOs and Other Mortgage Related Securities 22.6 Preferred Stocks 14.4 Bank Loan Obligations 2.4 Asset-Backed Securities 1.7 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.7 American Tower Corp 2.5 Crown Castle Inc 2.0 Equity LifeStyle Properties Inc 1.9 Prologis Inc 1.6 Welltower Inc 1.5 Equinix Inc 1.4 American Homes 4 Rent LP 1.4 Crown Castle Inc 1.3 Sun Communities Operating LP 1.3 17.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund Class K
Trading Symbol	FDGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology. Stock picks in industrials and utilities also boosted the fund's relative performance, as did positioning in consumer discretionary.
•The fund's non-benchmark stake in Vertiv Holdings (201%) was the top individual relative contributor. We reduced our holding in the stock by period end. Other notable relative contributors included overweight positions in Vistra (+186%) and Nvidia (+150%). We trimmed our stake in Vistra but increased it in Nvidia, and the latter was the fund's largest holding at the end of the fiscal year.
•In contrast, the biggest detractors from performance versus the benchmark were: positioning in communication services, particularly within the media & entertainment industry; an underweight in information technology; and overweights in energy and utilities.
•The largest individual relative detractor was our overweight stake in Boeing (-20%), which was among the fund's largest holdings this period. Untimely positioning in Meta Platforms (+50%) and avoiding Amazon.com (+40%) also hurt. We increased our stakes in Boeing and Meta Platforms during the period.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,965 $11,008 $12,457 $14,164 $14,942 $14,029 $19,995 $19,445 $21,295 $27,214 Morningstar® US Dividend Growth Index℠ $10,000 $11,027 $12,066 $13,943 $16,218 $17,883 $18,603 $25,107 $25,107 $27,124 $31,506 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 27.79% 12.74% 10.53% Morningstar® US Dividend Growth Index℠ 16.15% 11.99% 12.16% S&P 500® Index 22.15% 15.00% 13.15% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,979,890,820
Holdings Count | shares	131
Advisory Fees Paid, Amount	$ 40,966,988
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,979,890,820
Number of Holdings	131
Total Advisory Fee	$40,966,988
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.4 Financials 13.1 Energy 11.1 Communication Services 8.5 Health Care 8.0 Utilities 6.3 Consumer Staples 3.4 Materials 2.5 Consumer Discretionary 1.7 Real Estate 1.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 86.1 Canada 4.0 United Kingdom 2.1 Korea (South) 1.3 India 1.0 Taiwan 1.0 Norway 0.8 Netherlands 0.7 Mexico 0.5 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.4 Microsoft Corp 5.9 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 3.1 Broadcom Inc 2.9 Allison Transmission Holdings Inc 2.4 QUALCOMM Inc 2.2 Alphabet Inc Class A 2.0 Apollo Global Management Inc 2.0 Comcast Corp Class A 1.9 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Real Estate Income Fund
Class Name	Fidelity® Series Real Estate Income Fund
Trading Symbol	FSREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection modestly contributed to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 60/25/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stocks and an overweight in commercial mortgage-backed securities also helped relative performance.
•The largest individual relative contributor was a CMBS position referred to as COMM 2012-CR1 C CSTR 5/45.
•In contrast, security selection in commercial mortgage-backed securities detracted, as did picks among real estate bonds and an overweight in preferreds.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•On June 1, 2024, the commercial mortgage-backed securities (CMBS) component of the fund's supplemental benchmark was updated from the Bloomberg U.S. CMBS ex-AAA Index to the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index, which better reflects the strategy's focus within the CMBS universe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Series Real Estate Income Fund $10,000 $10,505 $11,443 $12,090 $12,526 $13,767 $12,985 $16,165 $15,554 $15,535 $16,956 Fidelity Series Real Estate Income Composite Index℠ $10,000 $10,603 $11,676 $11,968 $12,087 $13,256 $13,508 $15,181 $13,811 $13,282 $14,376 ICE® BofA® US High Yield Constrained Index $10,000 $10,017 $10,513 $11,695 $11,987 $12,818 $13,202 $14,621 $13,490 $14,051 $15,603 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 Bloomberg U.S. Universal Bond Index $10,000 $10,253 $10,875 $10,939 $10,877 $11,766 $12,878 $12,926 $11,690 $11,410 $12,062 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective August 1, 2023, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Real Estate Income Fund 9.15% 4.26% 5.42% Fidelity Series Real Estate Income Composite Index℠ 8.24% 1.64% 3.70% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.55% S&P 500® Index 22.15% 15.00% 13.15% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.89% Effective August 1, 2023, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 264,416,974
Holdings Count | shares	289
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$264,416,974
Number of Holdings	289
Total Advisory Fee	$0
Portfolio Turnover	37%

Holdings [Text Block]	AAA 0.6 AA 0.4 A 9.2 BBB 27.6 BB 10.8 B 7.9 CCC,CC,C 4.7 Not Rated 11.7 Equities 24.4 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.0 Preferred Stocks 24.4 CMOs and Other Mortgage Related Securities 18.9 Bank Loan Obligations 3.3 Asset-Backed Securities 0.7 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) United States 99.5 United Kingdom 0.3 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 4.3 Crown Castle Inc 3.4 MHP Commercial Mortgage Trust 2.6 Prologis LP 2.4 Equinix Inc 2.4 Simon Property Group LP 2.4 American Homes 4 Rent LP 2.3 Extra Space Storage LP 2.2 Invitation Homes Operating Partnership LP 1.8 Sun Communities Operating LP 1.6 25.4
Fidelity Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity® Small Cap Value Fund
Trading Symbol	FCPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by the information technology sector, especially technology hardware & equipment firms. Solid picks and an underweight in real estate also boosted relative performance. Investment choices in energy helped as well.
•A stake in XPO gained about 82% and was the top individual relative contributor, though the company was not held at period end. Our position in TechnipFMC gained approximately 61% and was another plus. This period we decreased our exposure to the stock. Another notable relative contributor was Insight Enterprises (+54%), one of our largest holdings. All of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Subpar picks in health care and utilities also hurt.
•The largest individual relative detractor was an outsized stake in O-I Glass (-52%), a stock that was not held at period end. An overweight in Brookfield Infrastructure (-13%), one of the fund's largest holdings this period, proved detrimental as well. Larger-than-benchmark exposure to Owens & Minor (-15%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Small Cap Value Fund $10,000 $11,218 $11,693 $13,445 $14,907 $14,224 $12,391 $21,268 $21,006 $22,569 $26,254 Russell 2000® Value Index $10,000 $10,430 $11,013 $13,129 $15,016 $13,858 $11,653 $19,076 $18,167 $18,883 $21,845 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Value Fund 16.33% 13.04% 10.13% Russell 2000® Value Index 15.68% 9.53% 8.13% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,128,532,088
Holdings Count | shares	105
Advisory Fees Paid, Amount	$ 41,899,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,128,532,088
Number of Holdings	105
Total Advisory Fee	$41,899,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 16.2 Information Technology 9.5 Energy 9.3 Real Estate 8.9 Health Care 7.9 Consumer Discretionary 7.7 Materials 4.6 Consumer Staples 3.8 Utilities 2.3 Communication Services 1.4 Common Stocks 97.3 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.4 Canada 4.4 Bermuda 1.3 United Kingdom 0.7 Japan 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 2.6 Graphic Packaging Holding CO 2.5 Insight Enterprises Inc 2.5 Brookfield Infrastructure Corp Class A (United States) 2.3 Beacon Roofing Supply Inc 2.2 Old Republic International Corp 2.0 Primerica Inc 2.0 AMN Healthcare Services Inc 1.9 US Foods Holding Corp 1.9 Lumentum Holdings Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class Z
Trading Symbol	FIKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by the information technology sector, especially technology hardware & equipment firms. Solid picks and an underweight in real estate also boosted relative performance. Investment choices in energy helped as well.
•A stake in XPO gained about 82% and was the top individual relative contributor, though the company was not held at period end. Our position in TechnipFMC gained approximately 61% and was another plus. This period we decreased our exposure to the stock. Another notable relative contributor was Insight Enterprises (+54%), one of our largest holdings. All of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Subpar picks in health care and utilities also hurt.
•The largest individual relative detractor was an outsized stake in O-I Glass (-52%), a stock that was not held at period end. An overweight in Brookfield Infrastructure (-13%), one of the fund's largest holdings this period, proved detrimental as well. Larger-than-benchmark exposure to Owens & Minor (-15%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,625 $8,399 $14,426 $14,266 $15,351 $17,878 Russell 2000® Value Index $10,000 $9,404 $7,908 $12,946 $12,329 $12,815 $14,824 Russell 3000® Index $10,000 $10,325 $11,453 $15,888 $14,720 $16,582 $20,077 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 16.46% 13.18% 10.47% Russell 2000® Value Index 15.68% 9.53% 6.98% Russell 3000® Index 21.07% 14.23% 12.69% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,128,532,088
Holdings Count | shares	105
Advisory Fees Paid, Amount	$ 41,899,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,128,532,088
Number of Holdings	105
Total Advisory Fee	$41,899,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 16.2 Information Technology 9.5 Energy 9.3 Real Estate 8.9 Health Care 7.9 Consumer Discretionary 7.7 Materials 4.6 Consumer Staples 3.8 Utilities 2.3 Communication Services 1.4 Common Stocks 97.3 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.4 Canada 4.4 Bermuda 1.3 United Kingdom 0.7 Japan 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 2.6 Graphic Packaging Holding CO 2.5 Insight Enterprises Inc 2.5 Brookfield Infrastructure Corp Class A (United States) 2.3 Beacon Roofing Supply Inc 2.2 Old Republic International Corp 2.0 Primerica Inc 2.0 AMN Healthcare Services Inc 1.9 US Foods Holding Corp 1.9 Lumentum Holdings Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class C
Trading Symbol	FRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.70%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among preferred stocks and collateralized mortgage obligations stood out as helping relative performance. Asset allocation modestly contributed this period, especially among preferred stocks, while a stake in cash of roughly 7%, on average, also helped.
•The largest individual relative contributor was a common stock position in Welltower (+39%), an owner of senior-housing properties.
•In contrast, detractors included the fund's underweight in real estate bonds and security selection among real estate common stocks.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•Notable changes in positioning include increased exposure to investment-grade real estate bonds and reductions in high-yield real estate bonds, cash and preferred stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $10,382 $11,450 $11,971 $12,128 $13,261 $12,267 $15,412 $14,558 $14,162 $15,519 Fidelity Real Estate Income Composite Index℠ $10,000 $10,669 $11,896 $12,161 $12,343 $13,577 $13,629 $15,721 $14,457 $13,774 $14,991 ICE® BofA® US High Yield Constrained Index $10,000 $10,017 $10,513 $11,695 $11,987 $12,818 $13,202 $14,621 $13,490 $14,051 $15,603 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 Bloomberg U.S. Universal Bond Index $10,000 $10,253 $10,875 $10,939 $10,877 $11,766 $12,878 $12,926 $11,690 $11,410 $12,062 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 7.72% 2.88% 4.49% Class C 8.72% 2.88% 4.49% Fidelity Real Estate Income Composite Index℠ 8.84% 2.00% 4.13% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.55% S&P 500® Index 22.15% 15.00% 13.15% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.89% Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,786,766,888
Holdings Count | shares	519
Advisory Fees Paid, Amount	$ 25,368,688
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,786,766,888
Number of Holdings	519
Total Advisory Fee	$25,368,688
Portfolio Turnover	24%

Holdings [Text Block]	AAA 4.7 AA 1.7 A 3.7 BBB 17.0 BB 10.9 B 5.2 CCC,CC,C 1.8 Not Rated 12.2 Equities 38.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.4 Common Stocks 23.8 CMOs and Other Mortgage Related Securities 22.6 Preferred Stocks 14.4 Bank Loan Obligations 2.4 Asset-Backed Securities 1.7 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.7 American Tower Corp 2.5 Crown Castle Inc 2.0 Equity LifeStyle Properties Inc 1.9 Prologis Inc 1.6 Welltower Inc 1.5 Equinix Inc 1.4 American Homes 4 Rent LP 1.4 Crown Castle Inc 1.3 Sun Communities Operating LP 1.3 17.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class A
Trading Symbol	FCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.29%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by the information technology sector, especially technology hardware & equipment firms. Solid picks and an underweight in real estate also boosted relative performance. Investment choices in energy helped as well.
•A stake in XPO gained about 82% and was the top individual relative contributor, though the company was not held at period end. Our position in TechnipFMC gained approximately 61% and was another plus. This period we decreased our exposure to the stock. Another notable relative contributor was Insight Enterprises (+54%), one of our largest holdings. All of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Subpar picks in health care and utilities also hurt.
•The largest individual relative detractor was an outsized stake in O-I Glass (-52%), a stock that was not held at period end. An overweight in Brookfield Infrastructure (-13%), one of the fund's largest holdings this period, proved detrimental as well. Larger-than-benchmark exposure to Owens & Minor (-15%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,542 $10,971 $12,573 $13,913 $13,238 $11,505 $19,682 $19,387 $20,778 $24,108 Russell 2000® Value Index $10,000 $10,430 $11,013 $13,129 $15,016 $13,858 $11,653 $19,076 $18,167 $18,883 $21,845 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 9.35% 11.41% 9.20% Class A (without 5.75% sales charge) 16.03% 12.74% 9.85% Russell 2000® Value Index 15.68% 9.53% 8.13% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,128,532,088
Holdings Count | shares	105
Advisory Fees Paid, Amount	$ 41,899,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,128,532,088
Number of Holdings	105
Total Advisory Fee	$41,899,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 16.2 Information Technology 9.5 Energy 9.3 Real Estate 8.9 Health Care 7.9 Consumer Discretionary 7.7 Materials 4.6 Consumer Staples 3.8 Utilities 2.3 Communication Services 1.4 Common Stocks 97.3 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.4 Canada 4.4 Bermuda 1.3 United Kingdom 0.7 Japan 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 2.6 Graphic Packaging Holding CO 2.5 Insight Enterprises Inc 2.5 Brookfield Infrastructure Corp Class A (United States) 2.3 Beacon Roofing Supply Inc 2.2 Old Republic International Corp 2.0 Primerica Inc 2.0 AMN Healthcare Services Inc 1.9 US Foods Holding Corp 1.9 Lumentum Holdings Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class C
Trading Symbol	FCCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 222	2.02%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+227%) was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were overweight holdings in health care and energy. Picks in communication services also detracted from our relative result.
•The largest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $12,353 $11,903 $14,277 $18,205 $19,127 $20,585 $29,450 $23,195 $25,422 $30,729 Russell 2000® Growth Index $10,000 $12,007 $11,371 $13,390 $16,458 $16,258 $17,233 $24,299 $18,666 $20,828 $23,493 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.99% 9.62% 11.88% Class C 19.99% 9.62% 11.88% Russell 2000® Growth Index 12.80% 7.64% 8.92% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,579,269
Holdings Count | shares	290
Advisory Fees Paid, Amount	$ 51,167,416
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,489,579,269
Number of Holdings	290
Total Advisory Fee	$51,167,416
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.3 Industrials 21.9 Information Technology 19.6 Consumer Discretionary 12.9 Financials 6.6 Materials 5.2 Energy 4.7 Consumer Staples 2.6 Real Estate 1.4 Communication Services 1.1 Utilities 0.1 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Israel 2.8 Canada 1.0 United Kingdom 1.0 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Carpenter Technology Corp 1.0 Installed Building Products Inc 1.0 TD SYNNEX Corp 0.9 Brinker International Inc 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity OTC Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio Class K
Trading Symbol	FOCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by industrials, where our picks among capital goods stocks helped the most. Security selection in consumer discretionary and information technology also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Tesla (-13%), followed by a non-benchmark stake in Taiwan Semiconductor Manufacturing (+69%). The latter was among the fund's largest holdings. Out-of-benchmark exposure to Vertiv Holdings (+210%) was another plus.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. An overweight in energy and comparatively light exposure to the market-leading information technology sector hurt as well.
•The biggest individual relative detractor was an underweight in Broadcom (+82%). This was a stake we established this period. A larger-than-benchmark holding in Lululemon Athletica (-32%) further pressured relative performance, as did an outsized position in Marvell Technology (+3%), one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $12,149 $12,611 $16,156 $20,112 $21,420 $29,118 $41,362 $33,003 $40,167 $51,157 Nasdaq Composite Index® $10,000 $11,871 $12,099 $15,053 $18,384 $19,807 $26,301 $36,171 $30,762 $35,935 $44,425 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 27.36% 19.02% 17.73% Nasdaq Composite Index® 23.62% 17.53% 16.08% S&P 500® Index 22.15% 15.00% 13.15% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,575,892,319
Holdings Count | shares	160
Advisory Fees Paid, Amount	$ 180,091,338
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$30,575,892,319
Number of Holdings	160
Total Advisory Fee	$180,091,338
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.0 Communication Services 19.2 Consumer Discretionary 12.3 Health Care 7.4 Consumer Staples 3.1 Financials 2.4 Industrials 2.2 Energy 1.6 Utilities 0.7 Real Estate 0.2 Materials 0.1 Common Stocks 93.5 Preferred Stocks 0.7 Bonds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 5.5 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Taiwan 1.5 Netherlands 1.3 Korea (South) 0.8 China 0.7 United Kingdom 0.6 France 0.4 Brazil 0.3 Ireland 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 13.4 Microsoft Corp 10.1 Amazon.com Inc 8.4 NVIDIA Corp 8.1 Alphabet Inc Class A 6.6 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 2.9 Marvell Technology Inc 2.3 Netflix Inc 2.1 Regeneron Pharmaceuticals Inc 1.7 60.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class A
Trading Symbol	FCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 140	1.26%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+227%) was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were overweight holdings in health care and energy. Picks in communication services also detracted from our relative result.
•The largest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,730 $11,396 $13,777 $17,699 $18,740 $20,313 $29,294 $23,253 $25,486 $30,806 Russell 2000® Growth Index $10,000 $12,007 $11,371 $13,390 $16,458 $16,258 $17,233 $24,299 $18,666 $20,828 $23,493 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.93% 9.15% 11.91% Class A (without 5.75% sales charge) 20.88% 10.45% 12.57% Russell 2000® Growth Index 12.80% 7.64% 8.92% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,579,269
Holdings Count | shares	290
Advisory Fees Paid, Amount	$ 51,167,416
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,489,579,269
Number of Holdings	290
Total Advisory Fee	$51,167,416
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.3 Industrials 21.9 Information Technology 19.6 Consumer Discretionary 12.9 Financials 6.6 Materials 5.2 Energy 4.7 Consumer Staples 2.6 Real Estate 1.4 Communication Services 1.1 Utilities 0.1 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Israel 2.8 Canada 1.0 United Kingdom 1.0 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Carpenter Technology Corp 1.0 Installed Building Products Inc 1.0 TD SYNNEX Corp 0.9 Brinker International Inc 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund
Trading Symbol	FBGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also helping our relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor by far was an overweight in Nvidia (+150%). The stock was the fund's biggest holding. A second notable relative contributor was an underweight in Apple (+14%). The company was among the fund's biggest holdings. Another notable relative contributor was a non-benchmark stake in Abercrombie & Fitch (+273%).
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary, especially within the consumer durables & apparel industry. Stock picks in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was an underweight in Broadcom (+82%). This was a position we established this period. The second-largest relative detractor was an overweight in Marvell Technology (+3%). The stock was one of our largest holdings. An overweight in Lululemon Athletica (-31%) also hurt.
•Notable changes in positioning include lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Blue Chip Growth Fund $10,000 $11,972 $11,661 $14,516 $18,175 $19,828 $27,650 $40,287 $31,082 $38,675 $50,562 Russell 1000® Growth Index $10,000 $11,608 $12,113 $14,299 $17,566 $19,467 $25,275 $34,546 $30,426 $35,692 $45,306 Russell 1000® Index $10,000 $11,124 $11,661 $13,521 $15,710 $16,967 $19,009 $26,226 $24,424 $27,587 $33,519 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Blue Chip Growth Fund 30.74% 20.59% 17.59% Russell 1000® Growth Index 26.94% 18.41% 16.31% Russell 1000® Index 21.50% 14.59% 12.86% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 65,240,592,776
Holdings Count | shares	397
Advisory Fees Paid, Amount	$ 229,406,657
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$65,240,592,776
Number of Holdings	397
Total Advisory Fee	$229,406,657
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.3 Consumer Discretionary 19.5 Communication Services 15.6 Health Care 7.7 Industrials 4.6 Financials 3.6 Energy 1.5 Consumer Staples 1.1 Materials 0.8 Real Estate 0.3 Utilities 0.0 Common Stocks 98.6 Preferred Stocks 1.4 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 China 2.0 India 1.1 Taiwan 0.7 Denmark 0.6 Canada 0.4 France 0.2 Netherlands 0.2 Switzerland 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.5 Apple Inc 11.2 Amazon.com Inc 8.5 Microsoft Corp 8.4 Alphabet Inc Class A 6.5 Meta Platforms Inc Class A 4.7 Marvell Technology Inc 2.8 Eli Lilly & Co 2.5 Netflix Inc 2.1 Snap Inc Class A 1.6 61.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity® Blue Chip Value Fund
Trading Symbol	FBCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially among consumer staples companies. Stock picks and an underweight in industrials, primarily within the capital goods industry, also hampered the fund's result. Subpar investment choices in communication services hurt as well.
•The biggest individual relative detractor was a non-benchmark stake in Parex Resources (-28%). Outsized exposure to Kenvue (-19%) and Comcast (-6%) also proved detrimental to performance. The latter was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Favorable picks in health care - health care equipment & services firms in particular - and financials boosted the fund's relative performance as well.
•The top individual relative contributor was an overweight in H&R Block (+77%), one of the fund's largest holdings. A stake in Constellation Energy (+93%) was another plus, though the stock was not held at period end. A larger-than-benchmark position in JPMorgan Chase (+38%) also helped. The stock was one of the fund's largest holdings.
•Notable changes in positioning include higher allocations to the consumer discretionary and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Blue Chip Value Fund $10,000 $11,252 $10,992 $12,936 $13,815 $13,952 $12,273 $16,858 $17,580 $19,094 $21,255 Russell 1000® Value Index $10,000 $10,640 $11,213 $12,757 $13,974 $14,700 $13,816 $19,249 $18,974 $20,546 $23,586 Russell 1000® Index $10,000 $11,124 $11,661 $13,521 $15,710 $16,967 $19,009 $26,226 $24,424 $27,587 $33,519 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Blue Chip Value Fund 11.31% 8.78% 7.83% Russell 1000® Value Index 14.80% 9.92% 8.96% Russell 1000® Index 21.50% 14.59% 12.86% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 743,829,952
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 5,130,994
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$743,829,952
Number of Holdings	37
Total Advisory Fee	$5,130,994
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.5 Health Care 18.4 Energy 10.4 Information Technology 10.0 Communication Services 8.1 Consumer Staples 7.8 Industrials 7.7 Utilities 7.1 Consumer Discretionary 4.8 Materials 1.7 Common Stocks 95.1 Preferred Stocks 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 89.8 Korea (South) 3.4 Canada 3.0 Germany 1.9 United Kingdom 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 5.7 JPMorgan Chase & Co 5.6 Cigna Group/The 5.1 H&R Block Inc 4.8 Comcast Corp Class A 4.8 Centene Corp 4.3 Bank of America Corp 4.2 Exxon Mobil Corp 4.2 Shell PLC ADR 4.1 Gen Digital Inc 3.5 46.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class M
Trading Symbol	FCTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 167	1.51%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+227%) was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were overweight holdings in health care and energy. Picks in communication services also detracted from our relative result.
•The largest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,976 $11,599 $13,986 $17,923 $18,926 $20,466 $29,435 $23,299 $25,476 $30,716 Russell 2000® Growth Index $10,000 $12,007 $11,371 $13,390 $16,458 $16,258 $17,233 $24,299 $18,666 $20,828 $23,493 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.35% 9.39% 11.88% Class M (without 3.50% sales charge) 20.57% 10.17% 12.28% Russell 2000® Growth Index 12.80% 7.64% 8.92% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,579,269
Holdings Count | shares	290
Advisory Fees Paid, Amount	$ 51,167,416
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,489,579,269
Number of Holdings	290
Total Advisory Fee	$51,167,416
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.3 Industrials 21.9 Information Technology 19.6 Consumer Discretionary 12.9 Financials 6.6 Materials 5.2 Energy 4.7 Consumer Staples 2.6 Real Estate 1.4 Communication Services 1.1 Utilities 0.1 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Israel 2.8 Canada 1.0 United Kingdom 1.0 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Carpenter Technology Corp 1.0 Installed Building Products Inc 1.0 TD SYNNEX Corp 0.9 Brinker International Inc 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class M
Trading Symbol	FCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 167	1.55%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by the information technology sector, especially technology hardware & equipment firms. Solid picks and an underweight in real estate also boosted relative performance. Investment choices in energy helped as well.
•A stake in XPO gained about 82% and was the top individual relative contributor, though the company was not held at period end. Our position in TechnipFMC gained approximately 61% and was another plus. This period we decreased our exposure to the stock. Another notable relative contributor was Insight Enterprises (+54%), one of our largest holdings. All of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Subpar picks in health care and utilities also hurt.
•The largest individual relative detractor was an outsized stake in O-I Glass (-52%), a stock that was not held at period end. An overweight in Brookfield Infrastructure (-13%), one of the fund's largest holdings this period, proved detrimental as well. Larger-than-benchmark exposure to Owens & Minor (-15%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,768 $11,173 $12,776 $14,103 $13,387 $11,607 $19,805 $19,461 $20,813 $24,092 Russell 2000® Value Index $10,000 $10,430 $11,013 $13,129 $15,016 $13,858 $11,653 $19,076 $18,167 $18,883 $21,845 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 11.70% 11.67% 9.19% Class M (without 3.50% sales charge) 15.75% 12.47% 9.58% Russell 2000® Value Index 15.68% 9.53% 8.13% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,128,532,088
Holdings Count | shares	105
Advisory Fees Paid, Amount	$ 41,899,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,128,532,088
Number of Holdings	105
Total Advisory Fee	$41,899,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 16.2 Information Technology 9.5 Energy 9.3 Real Estate 8.9 Health Care 7.9 Consumer Discretionary 7.7 Materials 4.6 Consumer Staples 3.8 Utilities 2.3 Communication Services 1.4 Common Stocks 97.3 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.4 Canada 4.4 Bermuda 1.3 United Kingdom 0.7 Japan 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 2.6 Graphic Packaging Holding CO 2.5 Insight Enterprises Inc 2.5 Brookfield Infrastructure Corp Class A (United States) 2.3 Beacon Roofing Supply Inc 2.2 Old Republic International Corp 2.0 Primerica Inc 2.0 AMN Healthcare Services Inc 1.9 US Foods Holding Corp 1.9 Lumentum Holdings Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity® Small Cap Growth Fund
Trading Symbol	FCPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+227%) was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were overweight holdings in health care and energy. Picks in communication services also detracted from our relative result.
•The largest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Small Cap Growth Fund $10,000 $12,491 $12,163 $14,744 $18,991 $20,163 $21,922 $31,700 $25,228 $27,730 $33,617 Russell 2000® Growth Index $10,000 $12,007 $11,371 $13,390 $16,458 $16,258 $17,233 $24,299 $18,666 $20,828 $23,493 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Growth Fund 21.23% 10.76% 12.89% Russell 2000® Growth Index 12.80% 7.64% 8.92% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,579,269
Holdings Count | shares	290
Advisory Fees Paid, Amount	$ 51,167,416
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,489,579,269
Number of Holdings	290
Total Advisory Fee	$51,167,416
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.3 Industrials 21.9 Information Technology 19.6 Consumer Discretionary 12.9 Financials 6.6 Materials 5.2 Energy 4.7 Consumer Staples 2.6 Real Estate 1.4 Communication Services 1.1 Utilities 0.1 Common Stocks 98.1 Preferred Stocks 1.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Israel 2.8 Canada 1.0 United Kingdom 1.0 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Carpenter Technology Corp 1.0 Installed Building Products Inc 1.0 TD SYNNEX Corp 0.9 Brinker International Inc 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Opportunities Fund
Class Name	Fidelity® Series Small Cap Opportunities Fund
Trading Symbol	FSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picking in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IES Holdings (+169%), from the capital goods industry. The stock was one of the fund's biggest holdings at period end, even though we reduced our stake the past 12 months. A non-benchmark stake in Emcor Group gained 75% and was a second notable relative contributor. This period we decreased our investment in Emcor. An overweight in Fabrinet (+79%) also contributed. The company was among our biggest holdings.
•In contrast, the biggest detractor from the fund's performance versus the benchmark was security selection in communication services. Also hurting our result were picks in information technology, primarily within the software & services industry, and utilities
•Not owning Super Micro Computer, a benchmark component that gained 148%, was the fund's biggest individual relative detractor. Not owning MicroStrategy, a benchmark component that gained roughly 215%, was the second-largest relative detractor. Not owning Carvana, a benchmark component that gained 180%, was another notable relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Series Small Cap Opportunities Fund $10,000 $11,266 $11,159 $12,523 $15,007 $15,305 $14,778 $21,572 $19,928 $22,421 $27,319 Russell 2000® Index $10,000 $11,203 $11,203 $13,270 $15,756 $15,060 $14,369 $21,836 $18,715 $20,195 $23,073 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Small Cap Opportunities Fund 21.85% 12.29% 10.57% Russell 2000® Index 14.25% 8.91% 8.72% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,735,378,046
Holdings Count | shares	220
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,735,378,046
Number of Holdings	220
Total Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.5 Health Care 16.9 Financials 16.9 Information Technology 12.9 Consumer Discretionary 11.5 Energy 6.4 Materials 6.0 Real Estate 4.4 Consumer Staples 2.8 Utilities 2.0 Communication Services 0.9 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 89.6 Canada 3.8 United Kingdom 2.0 Thailand 1.1 Puerto Rico 1.0 Israel 0.7 Netherlands 0.6 Chile 0.4 India 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Liberty Energy Inc Class A 1.5 Synovus Financial Corp 1.5 Insight Enterprises Inc 1.4 Commercial Metals Co 1.4 Academy Sports & Outdoors Inc 1.3 Cactus Inc Class A 1.2 IES Holdings Inc 1.2 Green Brick Partners Inc 1.2 Essent Group Ltd 1.1 Fabrinet 1.1 12.9
Fidelity Small Cap Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth K6 Fund
Class Name	Fidelity® Small Cap Growth K6 Fund
Trading Symbol	FOCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings (+228%) was the top individual relative contributor. The stock was not held at period end. It also helped to overweight FTAI Aviation (+253%). This period we increased our stake, and FTAI Aviation finished the fiscal year as one of our biggest holdings. Another notable relative contributor was our stake in Rover (+99%), a stock that was not held at period end.
•In contrast, the biggest detractors from relative performance were picks in communication services and an overweight in health care. It also hurt to overweight energy.
•The biggest individual relative detractors were an overweight in agilon health (-64%) and a non-benchmark stake in Allegro MicroSystems (-51%). This period we increased our position in Allegro MicroSystems. Our stake in Abercrombie & Fitch (-20%) also detracted. This was an investment we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® Small Cap Growth K6 Fund $10,000 $10,420 $13,413 $14,237 $15,624 $22,617 $18,024 $19,887 Russell 2000® Growth Index $10,000 $10,355 $12,727 $12,572 $13,326 $18,790 $14,435 $16,106 Russell 3000® Index $10,000 $10,263 $11,945 $12,787 $14,185 $19,678 $18,231 $20,538 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Growth K6 Fund 21.98% 11.25% 13.12% Russell 2000® Growth Index 12.80% 7.64% 8.66% Russell 3000® Index 21.07% 14.23% 13.51% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,905,358,007
Holdings Count | shares	292
Advisory Fees Paid, Amount	$ 13,079,066
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,905,358,007
Number of Holdings	292
Total Advisory Fee	$13,079,066
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 22.7 Industrials 21.3 Information Technology 19.0 Consumer Discretionary 12.3 Financials 6.7 Materials 5.1 Energy 4.5 Consumer Staples 2.6 Real Estate 1.3 Communication Services 0.9 Utilities 0.2 Common Stocks 95.8 Domestic Equity Funds 2.0 Preferred Stocks 0.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 91.9 Israel 2.7 Canada 1.0 United Kingdom 0.9 Thailand 0.8 Netherlands 0.5 Japan 0.5 Sweden 0.4 Italy 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) iShares Russell 2000 Growth ETF 2.0 Insight Enterprises Inc 1.6 FTAI Aviation Ltd 1.5 Wix.com Ltd 1.3 TransMedics Group Inc 1.3 Applied Industrial Technologies Inc 1.2 Fluor Corp 1.1 Installed Building Products Inc 1.0 Carpenter Technology Corp 0.9 TD SYNNEX Corp 0.9 12.8
Fidelity OTC K6 Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC K6 Portfolio
Class Name	Fidelity® OTC K6 Portfolio
Trading Symbol	FOKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within the industrials sector, where our picks among capital goods stocks helped the most by far. Investment choices in consumer discretionary and information technology also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Tesla (-13%). A non-benchmark stake in Taiwan Semiconductor Manufacturing (+69%), one of the fund's largest holdings, was another plus. An out-of-benchmark position in Vertiv Holdings (+209%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection among consumer staples firms. Outsized exposure to energy stocks and an underweight in information technology hurt as well.
•The biggest individual relative detractor was an underweight in Broadcom (+82%). This was a position we established this period. Outsized exposure to Lululemon Athletica (-32%) also proved detrimental to performance, as did an overweight in Marvell Technology (+3%). The latter was among our largest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through July 31, 2024. Initial investment of $10,000. Fidelity® OTC K6 Portfolio $10,000 $10,500 $14,337 $20,517 $16,358 $19,962 Nasdaq Composite Index® $10,000 $10,439 $13,861 $19,063 $16,213 $18,939 S&P 500® Index $10,000 $10,325 $11,560 $15,773 $15,041 $16,998 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® OTC K6 Portfolio 27.14% 19.31% 19.88% Nasdaq Composite Index® 23.62% 17.53% 18.01% S&P 500® Index 22.15% 15.00% 15.28% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,528,400,628
Holdings Count | shares	154
Advisory Fees Paid, Amount	$ 11,306,227
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,528,400,628
Number of Holdings	154
Total Advisory Fee	$11,306,227
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.2 Communication Services 19.0 Consumer Discretionary 12.5 Health Care 8.1 Consumer Staples 3.3 Financials 2.5 Energy 1.9 Industrials 1.0 Utilities 0.8 Real Estate 0.3 Materials 0.2 Common Stocks 94.7 Bonds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) United States 93.6 Taiwan 1.7 Netherlands 1.4 Korea (South) 0.8 United Kingdom 0.7 China 0.5 France 0.4 Brazil 0.3 Ireland 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 13.3 Microsoft Corp 10.3 Amazon.com Inc 8.6 NVIDIA Corp 8.0 Alphabet Inc Class A 6.6 Meta Platforms Inc Class A 4.8 Alphabet Inc Class C 3.0 Netflix Inc 2.4 Marvell Technology Inc 2.3 Regeneron Pharmaceuticals Inc 1.8 61.1
Fidelity Advisor Real Estate Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class M
Trading Symbol	FRIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among preferred stocks and collateralized mortgage obligations stood out as helping relative performance. Asset allocation modestly contributed this period, especially among preferred stocks, while a stake in cash of roughly 7%, on average, also helped.
•The largest individual relative contributor was a common stock position in Welltower (+39%), an owner of senior-housing properties.
•In contrast, detractors included the fund's underweight in real estate bonds and security selection among real estate common stocks.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•Notable changes in positioning include increased exposure to investment-grade real estate bonds and reductions in high-yield real estate bonds, cash and preferred stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,044 $11,155 $11,742 $11,988 $13,202 $12,293 $15,565 $14,810 $14,403 $15,781 Fidelity Real Estate Income Composite Index℠ $10,000 $10,669 $11,896 $12,161 $12,343 $13,577 $13,629 $15,721 $14,457 $13,774 $14,991 ICE® BofA® US High Yield Constrained Index $10,000 $10,017 $10,513 $11,695 $11,987 $12,818 $13,202 $14,621 $13,490 $14,051 $15,603 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 Bloomberg U.S. Universal Bond Index $10,000 $10,253 $10,875 $10,939 $10,877 $11,766 $12,878 $12,926 $11,690 $11,410 $12,062 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 5.18% 2.79% 4.67% Class M (without 4.00% sales charge) 9.56% 3.63% 5.10% Fidelity Real Estate Income Composite Index℠ 8.84% 2.00% 4.13% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.55% S&P 500® Index 22.15% 15.00% 13.15% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.89% Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,786,766,888
Holdings Count | shares	519
Advisory Fees Paid, Amount	$ 25,368,688
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,786,766,888
Number of Holdings	519
Total Advisory Fee	$25,368,688
Portfolio Turnover	24%

Holdings [Text Block]	AAA 4.7 AA 1.7 A 3.7 BBB 17.0 BB 10.9 B 5.2 CCC,CC,C 1.8 Not Rated 12.2 Equities 38.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.4 Common Stocks 23.8 CMOs and Other Mortgage Related Securities 22.6 Preferred Stocks 14.4 Bank Loan Obligations 2.4 Asset-Backed Securities 1.7 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.7 American Tower Corp 2.5 Crown Castle Inc 2.0 Equity LifeStyle Properties Inc 1.9 Prologis Inc 1.6 Welltower Inc 1.5 Equinix Inc 1.4 American Homes 4 Rent LP 1.4 Crown Castle Inc 1.3 Sun Communities Operating LP 1.3 17.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class C
Trading Symbol	FCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 221	2.05%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by the information technology sector, especially technology hardware & equipment firms. Solid picks and an underweight in real estate also boosted relative performance. Investment choices in energy helped as well.
•A stake in XPO gained about 82% and was the top individual relative contributor, though the company was not held at period end. Our position in TechnipFMC gained approximately 61% and was another plus. This period we decreased our exposure to the stock. Another notable relative contributor was Insight Enterprises (+54%), one of our largest holdings. All of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Subpar picks in health care and utilities also hurt.
•The largest individual relative detractor was an outsized stake in O-I Glass (-52%), a stock that was not held at period end. An overweight in Brookfield Infrastructure (-13%), one of the fund's largest holdings this period, proved detrimental as well. Larger-than-benchmark exposure to Owens & Minor (-15%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $11,105 $11,460 $13,040 $14,323 $13,516 $11,659 $19,802 $19,353 $20,741 $24,065 Russell 2000® Value Index $10,000 $10,430 $11,013 $13,129 $15,016 $13,858 $11,653 $19,076 $18,167 $18,883 $21,845 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.15% 11.89% 9.18% Class C 15.15% 11.89% 9.18% Russell 2000® Value Index 15.68% 9.53% 8.13% Russell 3000® Index 21.07% 14.23% 12.58% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,128,532,088
Holdings Count | shares	105
Advisory Fees Paid, Amount	$ 41,899,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,128,532,088
Number of Holdings	105
Total Advisory Fee	$41,899,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 16.2 Information Technology 9.5 Energy 9.3 Real Estate 8.9 Health Care 7.9 Consumer Discretionary 7.7 Materials 4.6 Consumer Staples 3.8 Utilities 2.3 Communication Services 1.4 Common Stocks 97.3 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.4 Canada 4.4 Bermuda 1.3 United Kingdom 0.7 Japan 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eastern Bankshares Inc 2.6 Graphic Packaging Holding CO 2.5 Insight Enterprises Inc 2.5 Brookfield Infrastructure Corp Class A (United States) 2.3 Beacon Roofing Supply Inc 2.2 Old Republic International Corp 2.0 Primerica Inc 2.0 AMN Healthcare Services Inc 1.9 US Foods Holding Corp 1.9 Lumentum Holdings Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class I
Trading Symbol	FRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among preferred stocks and collateralized mortgage obligations stood out as helping relative performance. Asset allocation modestly contributed this period, especially among preferred stocks, while a stake in cash of roughly 7%, on average, also helped.
•The largest individual relative contributor was a common stock position in Welltower (+39%), an owner of senior-housing properties.
•In contrast, detractors included the fund's underweight in real estate bonds and security selection among real estate common stocks.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•Notable changes in positioning include increased exposure to investment-grade real estate bonds and reductions in high-yield real estate bonds, cash and preferred stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,492 $11,678 $12,338 $12,636 $13,954 $13,030 $16,552 $15,795 $15,398 $16,916 Fidelity Real Estate Income Composite Index℠ $10,000 $10,669 $11,896 $12,161 $12,343 $13,577 $13,629 $15,721 $14,457 $13,774 $14,991 ICE® BofA® US High Yield Constrained Index $10,000 $10,017 $10,513 $11,695 $11,987 $12,818 $13,202 $14,621 $13,490 $14,051 $15,603 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 Bloomberg U.S. Universal Bond Index $10,000 $10,253 $10,875 $10,939 $10,877 $11,766 $12,878 $12,926 $11,690 $11,410 $12,062 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.86% 3.93% 5.40% Fidelity Real Estate Income Composite Index℠ 8.84% 2.00% 4.13% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.55% S&P 500® Index 22.15% 15.00% 13.15% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.89% Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,786,766,888
Holdings Count | shares	519
Advisory Fees Paid, Amount	$ 25,368,688
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,786,766,888
Number of Holdings	519
Total Advisory Fee	$25,368,688
Portfolio Turnover	24%

Holdings [Text Block]	AAA 4.7 AA 1.7 A 3.7 BBB 17.0 BB 10.9 B 5.2 CCC,CC,C 1.8 Not Rated 12.2 Equities 38.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.4 Common Stocks 23.8 CMOs and Other Mortgage Related Securities 22.6 Preferred Stocks 14.4 Bank Loan Obligations 2.4 Asset-Backed Securities 1.7 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.7 American Tower Corp 2.5 Crown Castle Inc 2.0 Equity LifeStyle Properties Inc 1.9 Prologis Inc 1.6 Welltower Inc 1.5 Equinix Inc 1.4 American Homes 4 Rent LP 1.4 Crown Castle Inc 1.3 Sun Communities Operating LP 1.3 17.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class A
Trading Symbol	FRINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to concerns about rate hikes but later rallying as hopes for rate cuts in 2024 grew.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among preferred stocks and collateralized mortgage obligations stood out as helping relative performance. Asset allocation modestly contributed this period, especially among preferred stocks, while a stake in cash of roughly 7%, on average, also helped.
•The largest individual relative contributor was a common stock position in Welltower (+39%), an owner of senior-housing properties.
•In contrast, detractors included the fund's underweight in real estate bonds and security selection among real estate common stocks.
•The largest individual relative detractor was a real estate bond investment of Veritas related to a defaulted loan on apartment buildings in San Francisco. The holding lost all its value and was not held in the portfolio on July 31.
•Notable changes in positioning include increased exposure to investment-grade real estate bonds and reductions in high-yield real estate bonds, cash and preferred stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,046 $11,153 $11,751 $12,002 $13,220 $12,311 $15,591 $14,837 $14,433 $15,817 Fidelity Real Estate Income Composite Index℠ $10,000 $10,669 $11,896 $12,161 $12,343 $13,577 $13,629 $15,721 $14,457 $13,774 $14,991 ICE® BofA® US High Yield Constrained Index $10,000 $10,017 $10,513 $11,695 $11,987 $12,818 $13,202 $14,621 $13,490 $14,051 $15,603 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 Bloomberg U.S. Universal Bond Index $10,000 $10,253 $10,875 $10,939 $10,877 $11,766 $12,878 $12,926 $11,690 $11,410 $12,062 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 5.20% 2.81% 4.69% Class A (without 4.00% sales charge) 9.58% 3.65% 5.12% Fidelity Real Estate Income Composite Index℠ 8.84% 2.00% 4.13% ICE® BofA® US High Yield Constrained Index 11.04% 4.01% 4.55% S&P 500® Index 22.15% 15.00% 13.15% Bloomberg U.S. Universal Bond Index 5.72% 0.50% 1.89% Effective June 1, 2024, the fund began comparing its performance to ICE® BofA® US High Yield Constrained Index rather than S&P 500® Index because the ICE® BofA® US High Yield Constrained Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,786,766,888
Holdings Count | shares	519
Advisory Fees Paid, Amount	$ 25,368,688
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,786,766,888
Number of Holdings	519
Total Advisory Fee	$25,368,688
Portfolio Turnover	24%

Holdings [Text Block]	AAA 4.7 AA 1.7 A 3.7 BBB 17.0 BB 10.9 B 5.2 CCC,CC,C 1.8 Not Rated 12.2 Equities 38.9 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.4 Common Stocks 23.8 CMOs and Other Mortgage Related Securities 22.6 Preferred Stocks 14.4 Bank Loan Obligations 2.4 Asset-Backed Securities 1.7 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 2.7 American Tower Corp 2.5 Crown Castle Inc 2.0 Equity LifeStyle Properties Inc 1.9 Prologis Inc 1.6 Welltower Inc 1.5 Equinix Inc 1.4 American Homes 4 Rent LP 1.4 Crown Castle Inc 1.3 Sun Communities Operating LP 1.3 17.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Blue Chip Growth Fund
Class Name	Fidelity® Series Blue Chip Growth Fund
Trading Symbol	FSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by information technology. Security selection in industrials and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor by far was an overweight in Nvidia (+149%), the fund's biggest holding. It also helped to underweight Apple (+14%), one of the fund's largest holdings, and to hold a non-benchmark stake in Abercrombie & Fitch (+273%).
•In contrast, the biggest detractors from performance versus the benchmark were picks and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry. Security selection in consumer staples, especially within the consumer staples distribution & retail industry, also hampered the fund's result, as did an underweight in information technology.
•The largest individual relative detractor was an overweight in Lululemon Athletica (-32%). We decreased our investment in Lululemon Athletica but the company was among our largest holdings this period. It also hurt to overweight Marvell Technology (+3%), one of our biggest holdings, and to underweight Broadcom (+82%), a position we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Series Blue Chip Growth Fund $10,000 $12,074 $11,756 $14,637 $18,521 $20,715 $28,795 $42,322 $32,795 $41,597 $54,512 Russell 1000® Growth Index $10,000 $11,608 $12,113 $14,299 $17,566 $19,467 $25,275 $34,546 $30,426 $35,692 $45,306 Russell 1000® Index $10,000 $11,124 $11,661 $13,521 $15,710 $16,967 $19,009 $26,226 $24,424 $27,587 $33,519 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Blue Chip Growth Fund 31.05% 21.35% 18.48% Russell 1000® Growth Index 26.94% 18.41% 16.31% Russell 1000® Index 21.50% 14.59% 12.86% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,061,225,318
Holdings Count | shares	340
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$11,061,225,318
Number of Holdings	340
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.9 Consumer Discretionary 18.5 Communication Services 15.2 Health Care 7.6 Industrials 4.4 Financials 3.2 Energy 1.2 Consumer Staples 1.0 Materials 0.7 Real Estate 0.3 Common Stocks 94.8 Preferred Stocks 1.2 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.3 China 2.1 India 0.7 Taiwan 0.7 Denmark 0.6 Canada 0.4 Netherlands 0.2 France 0.2 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 11.0 Microsoft Corp 8.1 Amazon.com Inc 8.0 Alphabet Inc Class A 6.2 Meta Platforms Inc Class A 4.4 Marvell Technology Inc 3.2 Eli Lilly & Co 2.5 Netflix Inc 2.0 Snap Inc Class A 1.8 59.9